CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	9 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Sep. 30, 2012	Sep. 30, 2011
CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS
Net Loss	$ (6,194,027)		$ (17,458,107)	$ (9,858,824)
Depreciation and amortization	(1,922,243)	(1,641,289)	2,078,127	1,793,557
Common stock issued for services			40,000	21,310
Issuance of common stock to employees for cancellation of warrants			2,130,694
Series D Preferred stock issued for services				137,500
Vesting and re-pricing of stock options			1,405,500	1,231,836
Amortization of debt discount			923,268	61,493
Settlement expense				276,712
Origination fees recorded in connection with debt				25,000
Common stock warrants repriced in connection with related-party debt			39,965
Change in redemption value in connection with SMI Series A Preferred stock				(16,682)
Increases in related-party line of credit for services				515,536
Impairment of goodwill			5,514,395
Impairment of monitoring equipment and parts	(450,000)	0	1,648,762	464,295
Issuance of Series D Preferred shares in connection with forbearance				140,000
Loss on disposal of property and equipment			23,865	300,338
Disposal of property and equipment as employee compensation			2,790
Loss on forgiveness of note receivable			22,750
Loss on disposal of monitoring equipment and parts	1,459	216	205,489	95,583
Change in accounts receivable, net	736,579	(946,040)	1,054,267	(2,726,576)
Change in notes receivable	(72,566)	(69,011)	88,061	(170,000)
Change in inventories	(186,845)	189,139	(410,521)	(502,648)
Change in prepaid expenses and other assets	(107,538)	1,391,551	(892,897)	232,014
Change in accounts payable	1,524,922	(8,355)	487,264	1,042,579
Change in accrued expenses	(2,395,860)	106,247	1,127,088	46,023
Change in deferred revenue	345,862	(482,110)	259,852	81,441
Net cash used in operating activities	1,438,750	(1,894,016)	(1,709,388)	(6,809,513)
Purchase of property and equipment	(32,968)	(99,846)	(112,163)	(215,528)
Net proceeds from the sale of property and equipment			136,618
Purchase of monitoring equipment and parts	(490,153)	(1,545,649)	(2,745,399)	(3,066,026)
Cash acquired through acquisition				10,000
Payment related to acquisition				(400,000)
Issuance of note receivable				(45,000)
Net cash used in investing activities	(523,121)	(1,645,495)	(2,720,944)	(3,716,554)
Principal payments on related-party line of credit				(188,634)
Borrowings on related-party notes payable	2,800,000	2,980,000	2,980,000	1,780,911
Principal payments on related-party notes payable		(3,177,947)	(3,187,578)	(951,639)
Proceeds from notes payable		2,000,000	3,962	1,283,800
Principal payments on notes payable	(287,888)	(738,380)	(910,440)	(1,919,457)
Borrowings on related-party convertible debentures			2,900,000
Borrowings on convertible debentures		500,000	500,000
Proceeds from issuance of common stock			1,033,000
Proceeds from issuance of Series D Convertible Preferred stock		1,612,000	2,004,000	10,344,603
Commissions paid in connection with capital raise			(1,147,250)
Net cash provided by financing activities	2,512,112	3,175,673	4,175,694	10,349,584
Net increase (decrease) in cash	3,572,931	(131,232)	(254,638)	(176,483)
Cash, beginning of year	695,111	949,749	949,749	1,126,232
Cash, end of year	4,030,960	454,969	695,111	949,749
Cash paid for interest	222,262	259,844	444,644	816,178
Issuance of 0 and 4,908 shares of common stock, respectively for payment of SecureAlert Monitoring, Inc. Series A Preferred stock dividends				97,349
Note payable issued to acquire monitoring equipment and property and equipment		69,000	69,000	274,148
Issuance of shares of Series D Convertible Preferred stock for conversion of debt, accrued liabilities and interest				2,334,632
Issuance of 210,689 and 106,535 shares of common stock in connection with Series D Preferred stock dividends			2,391,568	2,043,309
Non-controlling interest assumed through acquisition of subsidiaries				153,322
Issuance of 2,700 and 682,050 shares of common stock from the conversion of 90 and 22,735 shares of Series D Preferred stock			54	13,641
Series D Preferred stock dividends earned			2,480,298	2,029,996
Accrued liabilities and notes recorded in connection with the acquisition of Midwest Monitoring & Surveillance, Inc.				1,187,946
Cancellation of 0 and 269 shares of common stock, respectively, for services				5
Cancellation of subscription receivable				50,000
Issuance of 0 and 987 Series D Preferred stock for prepaid commissions				493,500
Issuance of 0 and 13,526 shares of common stock in connection with the acquisition of Midwest Monitoring & Surveillance, Inc.				238,064
Issuance of 0 and 310,000 shares of common stock in connection with the acquisition of International Surveillance Services Corp., net of cash acquired				5,087,921
Issuance of Series D Preferred stock to settle accrued liabilities				12,500
Acquisition of accounts receivable from International Surveillance Services Corp. ownership				84,338
Acquisition of accounts payable and accrued liabilities from International Surveillance Services Corp. ownership				13,921
Issuance of 30,000 and 0 stock warrants, respectively, for settlement of debt			253,046
Issuance of 18,500 and 0 common stock warrants, respectively, for Board of Director fees			105,042
Issuance of 3,000 and 0 shares of common stock, respectively, for Board of Director fees			48,060
Issuance of 71,969 and 0 shares of common stock, respectively, for related- party royalty			819,972
Issuance of 8,449 and 0 shares of common stock, respectively, for settlement of debt			118,280
Issuance of 6,000 and 0 common stock warrants, respectively, to a consultant for services			33,357
Beneficial conversion feature recorded with convertible debentures			473,334
Beneficial conversion feature recorded with related-party convertible debentures		368,333	1,001,666
Note receivable issued for outstanding accounts receivable net of accounts payable due			168,116
Settlement of note payable upon sale of property and equipment		56,794	56,794
Acquisition of property and equipment as payment against note receivable		3,623	3,623
Liabilities and notes payable paid through issuance of related-party convertible debt debt			1,000,000
Acquisition of royalty purchase commitment through issuance of note payable			$ 10,768,555